Summary of Significant Accounting Policies - Property, equipment and software and intangible assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021
Property, equipment and software, net
Goodwill impairment	¥ 0	¥ 31,188
Non-competed agreements
Property, equipment and software, net
Estimated useful lives of intangible assets (in years)	6 years
Trademarks
Property, equipment and software, net
Estimated useful lives of intangible assets (in years)	10 years
Buildings
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	20 years
Leasehold improvements | Minimum
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	2 years
Leasehold improvements | Maximum
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	3 years
Furniture, office equipment | Minimum
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	3 years
Furniture, office equipment | Maximum
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	5 years
Motor vehicles | Minimum
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	3 years
Motor vehicles | Maximum
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	4 years
Software | Minimum
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	2 years
Software | Maximum
Property, equipment and software, net
Estimated useful lives of property, equipment and software (in years)	10 years